Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity for the period ended June 30, 2022, is presented below:

	Number of	Weighted Average Exercise	Weighted Average	Aggregate Intrinsic
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of December 31, 2021	241,128	$32.76	5.43	$9,445
Granted – 2022	101,166	3.67	4.07	-
Forfeited/Expired – 2022	-	-	-	-
Exercised – 2022	-	-	-	-
Outstanding as of June 30, 2022	342,294	$21.76	4.80	$-

A summary of stock option activity for the years ended December 31, 2021 and 2020 are presented below:

Subject to Exercise	Number of Options	Weighted Average Exercise Price	Weighted Average Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	226,418	$41.08	6.56	$-
Granted – 2020	-	-	-	-
Forfeited/Expired – 2020	-	-	-	-
Exercised – 2020	-	-	-	-
Outstanding as of December 31, 2020	226,418	$37.00	4.65	$-
Granted – 2021	48,847	4.24	10.00	-
Forfeited/Expired – 2021	(34,137)	40.48	-	-
Exercised – 2021	-	-	-	-
Outstanding as of December 31, 2021	241,128	$32.76	5.43	$9,445

Schedule of Outstanding Stock Options

As of June 30, 2022, the Company had outstanding stock options as follows:

Date Issued	Exercise Price	Number of Options	Expiration date
August 2015	$39.75	41,624	December 27, 2025
September 2015	$39.75	8,000	December 27, 2025
November 2015	$39.75	48,986	December 27, 2025
December 2015	$39.75	2,228	December 27, 2025
January 2016	$39.75	51,032	January 9, 2026
May 2016	$51.25	10,766	May 26, 2026
September 2016	$51.25	3,973	May 31, 2026
January 2017	$51.25	2,142	January 1, 2027
January 2018	$49.25	1,566	January 1, 2028
January 2019	$2.35	21,964	January 1, 2029
October 2021	$5.25	48,847	October 26, 2031
January 2022	$3.52	26,166	January 1, 2032
January 2022	$3.72	50,000	January 1, 2024
January 2022	$3.72	25,000	January 3, 2024

Total outstanding options at June 30, 2022		342,294

As of December 31, 2021, the Company had outstanding stock options as follows:

Date Issued	Exercise Price	Number of Options	Expiration date
August 2015	$39.75	41,624	December 27, 2025
September 2015	$39.75	8,000	December 27, 2025
November 2015	$39.75	48,986	December 27, 2025
December 2015	$39.75	2,228	December 27, 2025
January 2016	$39.75	51,032	January 9, 2026
May 2016	$51.25	10,766	May 26, 2026
September 2016	$51.25	3,973	May 31, 2026
January 2017	$51.25	2,142	January 1, 2027
January 2018	$49.25	1,566	January 1, 2028
January 2019	$2.35	21,964	January 1, 2029
October 2021	$5.25	48,847	October 26, 2031

Total outstanding options at December 31, 2021		241,128

Schedule of Assumptions Using Black-Scholes Option Pricing Model

The Company utilized the Black-Scholes option-pricing model. The assumptions used for the periods ended June 30, 2022 and 2021 are as follows:

	June 30, 2022	June 30, 2021
Risk free interest rate	0.39% - 1.279%	-%
Expected life (in years)	1.00 - 5.37	-
Expected Volatility	96.24% - 112.54%	-%
Expected dividend yield	-%	-%

The Company utilized the Black-Scholes option-pricing model. The assumptions used for the years ended December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Risk free interest rate	1.21%	-%
Expected life (in years)	2 - 10	-
Expected Volatility	113.93%	-%
Expected dividend yield	0%	0%

Schedule of Stock Options Non-vested

A summary of the changes in the Company’s non-vested options during the six month period ended June 30, 2022, is as follows:

	Number of Non- vested Options	Weighted Average Fair Value at Grant Date
Non-vested at December 31, 2021	-	$-
Granted in 2022	101,166	$1.77
Forfeited in 2022	-	$-
Vested in 2022	(101,166)	$1.77
Non-vested at June 30, 2022	-	$-
Exercisable at June 30, 2022	342,294	$21.81
Outstanding at June 30, 2022	342,294	$21.81